UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12B-25
                          COMMISSION FILE NUMBER-0-26155
                           NOTIFICATION OF LATE FILING

(CHECK  ONE)
  [X]    FORM 10-K AND FORM 10-KSB    [] FORM  20-F  []  FORM  11-K
  [ ]    FORM 10-Q  AND FORM  10-QSB  [] FORM  N-SAR

                  FOR  PERIOD  ENDED  DECEMBER  31,  2003
                                     ---------------------
                  __  TRANSITION  REPORT  ON  FORM  10-K  AND  FORM  10-KSB
                  __  TRANSITION  REPORT  ON  FORM  20-F
                  __  TRANSITION  REPORT  ON  FORM  11-K
                  __  TRANSITION  REPORT  ON  FORM  10-Q  AND  FORM  10-QSB
                  __  TRANSITION  REPORT  ON  FORM  N-SAR
                  FOR  THE  TRANSITION  PERIOD  ENDED: ___________________

             READ INSTRUCTIONS (ON BACK PAGE) BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

     NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

     IF THE NOTIFICATION RELATES TO A PORTION OF THE FILING CHECKED ABOVE, IDENTIFY THE ITEM(S) TO WHICH THE NOTIFICATION RELATES: _______________
______________________________________________________________________________



PART  I--REGISTRANT  INFORMATION

Full  Name  of  Registrant: ICY SPLASH FOOD & BEVERAGE, INC.
                             ------------------------------

Former  Name  of  Registrant:
                             ------------------------------

Address  of  Principal  Executive  Office  (Street  and  Number):

535 Wortman Avenue, Brooklyn, New York 11208
---------------------------------------------------------------

PART  II--RULES  12B-25(b)  AND  (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25b, the following should be completed. (Check box if appropriate):

[X]     (a)     The  reasons  described in reasonable detail in Part III of this form  could  not  be  eliminated  without  unreasonable  effort  or  expense;

[X] (b) The subject annual report, semi-annual report, transition report on Forms 10-K, 10-KSB, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Forms 10-Q, 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[  ]     (c)     The  accountant's  statement  or other exhibit required by Rule
12b-25(c)  has  been  attached  if  applicable.

PART  III--NARRATIVE

State below in reasonable detail the reasons why the Forms 10-K, 10-KSB, 20-F, 11-K, 10-Q,10-QSB, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period. (ATTACH EXTRA SHEETS IF NEEDED)

     The Company has not been able to compile the requisite financial data and other narrative information necessary to enable it to have sufficient time to complete the Company's Annual Report on Form 10-KSB by March 30, 2004, the required filing date, without unreasonable effort and expense.

PART  IV--OTHER  INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

     Joseph Aslan                  (718)             746-3585
     ------------------          --------        -----------------
     (NAME)                    (AREA  CODE)     (TELEPHONE  NUMBER)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) been filed? If answer is no,
identify  report(s).      X  Yes      No


(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

   Yes    X  No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                        ICY SPLASH FOOD & BEVERAGE, INC.
                   ---------------------------------------
                (Name  of  Registrant  as  Specified  In  Charter)

has caused this notification to be signed on its behalf by the undersigned hereto duly authorized


Dated:  March  30,  2004         ICY SPLASH FOOD & BEVERAGE, INC.


                                 By: /s/ Joseph Aslan
                                     -----------------------------
                                     Joseph Aslan, President

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.


                                    ATTENTION

     INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001).

                              GENERAL INSTRUCTIONS

1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amendment notification.